Other income and expense (net) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expense (net) [Abstract]
Foreign currency gain (loss)	€ 4.9	€ (1.6)	€ (13.2)
Reinsurance income (expense)	7.9	0.0	4.3
Net gain (loss) from disposal of property, plant and equipment and intangible assets	0.9	(0.7)	(0.8)
Other	1.3	0.4	(29.0)
TOTAL OTHER INCOME AND EXPENSE, NET	€ 15.0	€ (1.9)	€ (38.7)